Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 94.3%
Banks — 5.6%
Bank of America Corp.	80,122	$3,343,491
Wells Fargo & Co.	49,543	3,556,692
		6,900,183
Beverages — 1.2%
Constellation Brands, Inc., Class A	8,234	1,511,104
Biotechnology — 1.1%
Gilead Sciences, Inc.	12,256	1,373,285
Building Materials — 2.0%
Johnson Controls International PLC	30,895	2,474,998
Chemicals — 2.3%
Linde PLC	6,070	2,826,435
Commercial Services — 1.4%
Robert Half, Inc.	32,589	1,777,730
Diversified Financial Services — 4.7%
Cboe Global Markets, Inc.	8,082	1,828,876
Interactive Brokers Group, Inc., Class A	4,918	814,371
The Charles Schwab Corp.	30,362	2,376,737
Tradeweb Markets, Inc., Class A	5,319	789,659
		5,809,643
Electric — 5.9%
CMS Energy Corp.	29,455	2,212,365
Exelon Corp.	20,245	932,890
NextEra Energy, Inc.	40,576	2,876,433
Sempra	18,765	1,339,070
		7,360,758
Electrical Components & Equipment — 1.9%
Emerson Electric Co.	21,966	2,408,352
Electronics — 1.3%
Mettler-Toledo International, Inc.*	1,406	1,660,359
Food — 3.0%
General Mills, Inc.	17,865	1,068,148
The Hershey Co.	6,329	1,082,449
US Foods Holding Corp.*	24,676	1,615,291
		3,765,888
Healthcare Products — 5.3%
Abbott Laboratories	22,154	2,938,728
Boston Scientific Corp.*	13,442	1,356,029
Thermo Fisher Scientific, Inc.	4,645	2,311,352
		6,606,109
Healthcare Services — 2.9%
UnitedHealth Group, Inc.	6,943	3,636,396
Home Builders — 1.0%
Meritage Homes Corp.	17,772	1,259,679
Household Products & Wares — 1.9%
The Clorox Co.	16,093	2,369,694
	Number of Shares	Value†

Insurance — 9.9%
American International Group, Inc.	37,195	$3,233,733
Prudential PLC, ADR	60,002	1,290,043
Reinsurance Group of America, Inc.	14,606	2,875,922
Ryan Specialty Holdings, Inc.	26,873	1,985,109
The Travelers Cos., Inc.	10,790	2,853,523
		12,238,330
Internet — 1.7%
Alphabet, Inc., Class A	9,866	1,525,678
Chewy, Inc., Class A*	16,536	537,586
		2,063,264
Machinery — Diversified — 2.5%
Ingersoll Rand, Inc.	10,467	837,674
The Toro Co.	16,724	1,216,671
Westinghouse Air Brake Technologies Corp.	6,030	1,093,541
		3,147,886
Media — 2.5%
The Walt Disney Co.	31,697	3,128,494
Mining — 0.9%
Alcoa Corp.	34,809	1,061,675
Miscellaneous Manufacturing — 2.4%
3M Co.	19,943	2,928,829
Oil & Gas — 4.5%
EQT Corp.	30,103	1,608,403
Exxon Mobil Corp.	33,774	4,016,742
		5,625,145
Oil & Gas Services — 1.0%
Baker Hughes Co.	27,186	1,194,825
Packaging and Containers — 1.5%
Ball Corp.	34,902	1,817,347
Pharmaceuticals — 6.7%
AbbVie, Inc.	10,443	2,188,017
Bristol-Myers Squibb Co.	31,667	1,931,370
McKesson Corp.	1,510	1,016,215
Neurocrine Biosciences, Inc.*	8,069	892,432
Zoetis, Inc.	13,840	2,278,756
		8,306,790
Pipelines — 1.4%
The Williams Cos., Inc.	28,471	1,701,427
Retail — 5.2%
BJ's Wholesale Club Holdings, Inc.*	16,730	1,908,893
Lithia Motors, Inc.	4,598	1,349,697
McDonald's Corp.	10,301	3,217,723
		6,476,313
Semiconductors — 4.3%
Intel Corp.	61,850	1,404,614
Micron Technology, Inc.	30,199	2,623,991

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
ON Semiconductor Corp.*	32,241	$1,311,886
		5,340,491
Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.	6,879	1,403,591
Software — 0.8%
Nice Ltd., ADR*	6,502	1,002,413
Telecommunications — 2.5%
Cisco Systems, Inc.	49,239	3,038,539
Toys, Games & Hobbies — 1.2%
Hasbro, Inc.	23,513	1,445,814
Transportation — 2.7%
CSX Corp.	71,433	2,102,273
United Parcel Service, Inc., Class B	11,853	1,303,712
		3,405,985
TOTAL COMMON STOCKS (Cost $107,893,390)		117,067,771

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Apartments — 3.0%
Invitation Homes, Inc.	27,230	948,966
Mid-America Apartment Communities, Inc.	16,275	2,727,364
		3,676,330
Industrial — 1.5%
First Industrial Realty Trust, Inc.	35,449	1,912,828
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,096,914)		5,589,158

SHORT-TERM INVESTMENTS — 1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $2,380,350)	2,380,350	2,380,350
TOTAL INVESTMENTS — 100.7% (Cost $115,370,654)		$125,037,279
Other Assets & Liabilities — (0.7)%		(903,085)
TOTAL NET ASSETS — 100.0%		$124,134,194

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
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